Revenues	12 Months Ended
Mar. 31, 2015
Revenues
Revenues

16Revenues

The Group’s revenues are primarily derived from the provision of umbilical cord blood processing and storage services.

In view of the fact that the Group operates and manages its business solely in the PRC and services are predominately provided to customers located in the PRC, no geographical segment information is provided.

The Group’s revenues by category are as follows:

	Year ended March 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

Cord blood processing fees	394,641	403,058	428,261	69,086
Cord blood storage fees	129,455	166,649	203,847	32,884
Fees derived from the provision of donated cord blood for transplantation and research and others	2,027	3,150	3,014	486

Total revenues	526,123	572,857	635,122	102,456